Label	Element	Value
Dreyfus Institutional Treasury Securities Cash Advantage Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001423799_SupplementTextBlock	August 25, 2016 Dreyfus institutional reserves funds -Dreyfus Institutional Treasury Securities Cash Advantage Fund Supplement to Current Prospectus
Risk/Return [Heading]	rr_RiskReturnHeading	Dreyfus Institutional Treasury Securities Cash Advantage Fund
Strategy [Heading]	rr_StrategyHeading	The following information supersedes and replaces "Fund Summary – Dreyfus Treasury Securities Cash Advantage Fund – Principal Investment Strategy":
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues its investment objective by investing only in U.S. Treasury securities (i.e., securities issued or guaranteed as to principal and interest by the U.S. government, including those with floating or variable rates of interest) and cash.  The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended ("Rule 2a-7"), and seeks to maintain a stable share price of $1.00.

The fund is a "government money market fund," as that term is defined in Rule 2a-7, and as such is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash.  The fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. Treasury securities (i.e., under normal circumstances, the fund will not invest more than 20% of its net assets in cash), and typically invests exclusively in U.S. Treasury securities.